POST-EMPLOYMENT BENEFIT - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Health Plan
Expected duration of contribution to Social Security (Instituto Nacional do Seguro Social), or "INSS" for entitled to defined benefit plan	20 years
Expected uninterrupted service duration for entitled to defined benefit plan	15 years
Sponsor contribution to defined contribution plans	R$ 103	R$ 303	R$ 217
Weighted average duration of defined benefit obligation	8 years 10 months 24 days	8 years 8 months 12 days
Change in methods for preparing the sensitivity analysis	There have been no changes regarding the biometric and demographic assumptions compared to previous years and the methods adopted in preparing the sensitivity analysis
Defined benefit [member] | CLE [member]
Health Plan
Sponsor contribution to defined contribution plans	R$ 13,199	R$ 60,827	5,166
Health plan [member]
Health Plan
Sponsor contribution to defined contribution plans	R$ 27,088	R$ 27,118	R$ 25,169
Weighted average duration of defined benefit obligation	10 years 10 months 24 days	10 years 7 months 6 days